Trade and other receivables - Summary of Trade and Other Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	£ 5,563	£ 5,905
Accrued income	18	69
Prepayments	390	355
Interest receivable	1	2
Employee loans and advances	7	9
Other receivables	857	1,045
Total trade and other receivables	£ 6,836	£ 7,385